TAXATION - Additional Information - Hong Kong (Details) - Hong Kong $ in Millions	12 Months Ended
Dec. 31, 2023 HKD ($)
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%
Preferential income tax rate	8.25%
Assessable profits threshold for preferential income tax rate	$ 2